Exploration and Evaluation Assets - Schedule of Exploration and Evaluation Assets (Details) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	$ 64,479	$ 50,494
Acquisition costs - cash
Administration
Corporate social responsibility
Drilling expenses
Environment, health & safety
Geology
Geophysics
Helicopter charter aircraft
Infrastructure
Increase in exploration and evaluation assets
Balance at the end of the year	64,738	50,907
Canada [Member] | Post Creek Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	1,737	1,436
Canada [Member] | Halcyon Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	438	412
Canada [Member] | Quetico Claims [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	64
United States [Member] | Section 35 Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	11	8
Greenland [Member] | Maniitsoq Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	62,488	49,051
Exploration and Evaluation Assets Arising From Acquisition [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	602	534
Acquisition costs - cash	10	25
Balance at the end of the year	612	559
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Post Creek Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	288	278
Acquisition costs - cash	5	5
Balance at the end of the year	293	283
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Halcyon Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	222	214
Acquisition costs - cash	4	4
Balance at the end of the year	226	218
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Quetico Claims [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	42
Acquisition costs - cash
Balance at the end of the year	42
Exploration and Evaluation Assets Arising From Acquisition [Member] | United States [Member] | Section 35 Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	8	6
Acquisition costs - cash	1	2
Balance at the end of the year	9	8
Exploration and Evaluation Assets Arising From Acquisition [Member] | Greenland [Member] | Maniitsoq Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	42	36
Acquisition costs - cash		14
Balance at the end of the year	42	50
Exploration and Evaluation Assets Arising From Exploration [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	63,877	49,960
Administration	1	15
Corporate social responsibility	1
Drilling expenses	127	209
Environment, health & safety	8
Geology	85	108
Geophysics	27	40
Helicopter charter aircraft		3
Infrastructure		13
Increase in exploration and evaluation assets	249	388
Balance at the end of the year	64,126	50,348
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Post Creek Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	1,431	1,138
Administration	1
Corporate social responsibility	1
Drilling expenses	7	5
Environment, health & safety
Geology	4	10
Geophysics
Helicopter charter aircraft
Infrastructure
Increase in exploration and evaluation assets	13	15
Balance at the end of the year	1,444	1,153
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Halcyon Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	209	187
Administration
Corporate social responsibility
Drilling expenses
Environment, health & safety
Geology	3	7
Geophysics
Helicopter charter aircraft
Infrastructure
Increase in exploration and evaluation assets	3	7
Balance at the end of the year	212	194
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Quetico Claims [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	22
Administration
Corporate social responsibility
Drilling expenses
Environment, health & safety
Geology
Geophysics
Increase in exploration and evaluation assets
Balance at the end of the year	22
Exploration and Evaluation Assets Arising From Exploration [Member] | United States [Member] | Section 35 Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year
Administration
Corporate social responsibility
Drilling expenses
Environment, health & safety
Geology	2
Geophysics
Helicopter charter aircraft
Infrastructure
Increase in exploration and evaluation assets	2
Balance at the end of the year	2
Exploration and Evaluation Assets Arising From Exploration [Member] | Greenland [Member] | Maniitsoq Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	62,215	48,635
Administration		15
Corporate social responsibility
Drilling expenses	120	204
Environment, health & safety	8
Geology	76	91
Geophysics	27	40
Helicopter charter aircraft		3
Infrastructure		13
Increase in exploration and evaluation assets	231	366
Balance at the end of the year	$ 62,446	$ 49,001